Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
A summary of accounts payable and accrued liabilities is as follows:

A summary of accounts payable and accrued liabilities is as follows:

	December 31, 2022	December 31, 2021

Accounts payable	$23,404,129	$25,247,351
Accrued liabilities	9,419,191	9,143,870
Net	$32,823,320	$34,391,221